Note 4 - Premises and Equipment - Major Classifications of Premises and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Premises and equipment, gross		$ 19,613	$ 19,012
Accumulated depreciation and amortization		(6,298)	(5,614)
Premises and equipment, net	$ 14,260	13,315	13,398
Land [Member]
Premises and equipment, gross		1,469	1,469
Land Improvements [Member]
Premises and equipment, gross		344	340
Building And Leasehold Improvements [Member]
Premises and equipment, gross		12,636	12,180
Furniture and Fixtures [Member]
Premises and equipment, gross		$ 5,164	$ 5,023